Long-Term Equity Investments	12 Months Ended
Dec. 31, 2019
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Long-Term Equity Investments
16.	Long-Term Equity Investments
Common Shares Held

	December 31, 2019
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains Included in OCI	Realized Gain (Loss) on Disposal

Bear Creek	13,264,305	12.84%	$27,983	$17,871	$-

Sabina	11,700,000	3.95%	17,296	6,747	-

First Majestic	20,239,590	9.73%	248,137	130,346	521

Other			16,341	6,972	(7,803)

Total			$309,757	$161,936	$(7,282)

	December 31, 2018
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI	Realized Gain on Disposal

Bear Creek	13,264,305	13%	$ 10,112	$(11,247)	$-

Sabina	11,700,000	4%	10,549	(10,622)	-

Arizona Mining	n.a.	n.a.	-	20,153	34,061

First Majestic	20,914,590	11%	123,187	(27,813)	-

Other			20,905	(10,456)	-

Total			$ 164,753	$(39,985)	$34,061
The Company’s long-term investments in common shares (“LTI’s”) are held for long-term strategic purposes and not for trading purposes. As such, the Company has elected to reflect any fair value adjustments, net of tax, as a component of other comprehensive income (“OCI”). The cumulative gain or loss will not be reclassified to net earnings on disposal of these long-term investments.
While long-term investments in warrants are also held for long-term strategic purposes, they meet the definition of a derivative and therefore are classified as financial assets with fair value adjustments being recorded as a component of net earnings under the classification Other (Income) Expense. Warrants that do not have a quoted market price are valued using a Black-Scholes option pricing model.
By holding these long-term investments, the Company is inherently exposed to various risk factors including currency risk, market price risk and liquidity risk.
Acquisitions of Long-Term Equity Investments
In connection with the termination of the San Dimas SPA (Note 10), on May 10, 2018, the Company received 20,914,590 First Majestic common shares with a fair value of $151 million.
On April 25, 2018, the Company made a strategic investment of $1 million by participating in a private placement undertaken by Tradewind Markets, Inc. (“Tradewind”), a financial technology company that uses blockchain to speed up and streamline digital gold and silver trading.

On July 17, 2018, the Company acquired 7,093,392 common shares of Adventus Zinc Corporation (“Adventus”) in a private placement transaction, for total consideration of Cdn$6 million, representing 9.99% of Adventus’ issued and outstanding common shares. Concurrently, the Company paid an additional Cdn$1 million to acquire a right of first refusal on any new streaming or royalty transactions on precious metals on the Adventus existing properties in Ecuador and a right of first offer on any subsequently acquired properties in Ecuador (the “Adventus ROFR”).
On May 17, 2019, the Company acquired an additional 1,371,711 common shares of Adventus in a private placement transaction for total consideration of Cdn$1 million, thus maintaining the Company’s ownership position.
The shares of Tradewind and Adventus have been classified as part of the Other long-term investments in these financial statements, while the Adventus ROFR has been classified as a component of Other non-current
assets on the balance sheet.
Disposal of Long-Term Equity Investments
On August 10, 2018, South32 Limited announced that it had completed its acquisition of all the issued and outstanding common shares of Arizona Mining Inc. (“Arizona Mining”), which resulted in a disposition of the Company’s investment in Arizona Mining for total proceeds of $48 million (Cdn$62 million), and a realized gain of $34 million.
During the year ended December 31, 2019, the Company disposed of 675,000 shares of First Majestic reducing its ownership position to under 10% of the issued and outstanding common shares. The Company received total proceeds of $5 million and realized a gain on disposal of $0.5 million.
During the year ended December 31, 2019, the Company disposed of several investments which had been classified as “Other” long-term equity investments as they were no longer considered to have strategic value. The Company received total proceeds of $13 million and realized a loss on disposal of $8 million.